Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Preferred Stock [Abstract]
PREFERRED STOCK

NOTE 7 - PREFERRED STOCK

The Company is currently authorized to issue 5,000,000 shares of Series A Preferred Stock, par value $0.001 per share with 1:25 voting rights. The Series A Preferred Stock ranks equal to the common stock on liquidation, pays no dividend and is convertible to common stock for one share of common for one share of Series A Preferred Stock.

The Company is currently authorized to issue 5,000,000 shares of Series B Preferred Stock, par value $0.001 per share. Each share of Series B Preferred Stock has a 1:100 voting right and is convertible into 100 shares of common stock. No dividends will be paid and in the event of liquidation all shares of Series B will automatically convert into common stock. There are 500,000 shares of Series B Preferred Stock issued and outstanding.

The Company is currently authorized to issue 5,000,000 shares of Series C Preferred Stock, par value $0.001 per share. On July 24, 2023, the Company filed an Amended and Restated Certificate of Designations of the Series C Preferred Shares. The Series C Preferred may vote on any action upon which holders of the Company’s common stock may vote, and they shall vote together as one class with voting rights equal to eighty one percent (81%) of all the issued and outstanding shares of common stock of the Company. Each share of Series C Preferred can be converted into 300 shares of the Company’s common stock.

NOTE 10 - PREFERRED STOCK

The Company is currently authorized to issue 5,000,000 shares of Series A Preferred Stock, par value $0.001 per share value with 1:25 voting rights. The Series A Preferred Stock ranks equal to the common stock on liquidation, pays no dividend and is convertible to common stock for one share of common for one share of Series A Preferred Stock.

The Company is currently authorized to issue 5,000,000 shares of Series B Preferred Stock, par value $0.001 per share. Each share of Series B Preferred Stock has a 1:100 voting right and is convertible into 100 shares of common stock. No dividends will be paid and in the event of liquidation all shares of Series B will automatically convert into common stock. There are 500,000 shares of Series B Preferred Stock issued and outstanding.

The Company is currently authorized to issue 5,000,000 shares of Series C Preferred Stock, par value $0.001 per share value. Each share of Series C Preferred Stock has a 1:50 voting right and is convertible into 50 shares of common stock. No dividends will be paid and in the event of liquidation all shares of Series C will automatically convert into common stock. There are no shares of Series C Preferred Stock issued and outstanding.